Financial instruments - Bank Borrowings, Current (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial instruments [Line Items]
Notional amount	$ 62,231	$ 313,107
Borrowing costs	(5,429)	(5,336)
Bank borrowings
Financial instruments [Line Items]
Notional amount	370,000	830,000
Current amounts	379,667	848,802
Borrowing costs	0	(839)
Total	379,667	847,963
Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	50,000	175,000
Current amounts	51,843	207,278
Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	320,000	655,000
Current amounts	$ 327,824	641,524
Banco Santander/Kexim | Bank borrowings
Financial instruments [Line Items]
Notional amount		0
Current amounts		150
Borrowing costs		0
Total		150
Banco Santander/Kexim | Bank borrowings | June 22, 2026
Financial instruments [Line Items]
Effective rate	4.54%
Nominal rate	3.62%
Banco Santander/Kexim | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount		0
Current amounts		0
Banco Santander/Kexim | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount		0
Current amounts		$ 150
Banco Santander/Kexim | Bank borrowings | June 23, 2025
Financial instruments [Line Items]
Effective rate		4.73%
Nominal rate		4.28%
Banco Santander/Kexim | Bank borrowings | June 23, 2025
Financial instruments [Line Items]
Effective rate		4.27%
Nominal rate		4.29%
Banco Santander Kexim 1
Financial instruments [Line Items]
Effective rate	4.54%	4.73%
Nominal rate	3.62%	4.28%
Banco Santander Kexim 1 | Bank borrowings
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	118
Borrowing costs	0
Total	118
Banco Santander Kexim 1 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	0
Current amounts	0
Banco Santander Kexim 1 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0
Current amounts	$ 118
Banco Santander Kexim 2
Financial instruments [Line Items]
Effective rate	4.82%	4.27%
Nominal rate	3.62%	4.29%
Banco Santander Kexim 2 | Bank borrowings
Financial instruments [Line Items]
Notional amount	$ 0	$ 0
Current amounts	250	23
Borrowing costs	0	0
Total	$ 250	23
Banco Santander Kexim 2 | Bank borrowings | June 22, 2026
Financial instruments [Line Items]
Effective rate	4.68%
Nominal rate	3.62%
Banco Santander Kexim 2 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0	0
Current amounts	0	0
Banco Santander Kexim 2 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0	0
Current amounts	250	23
Banco Estado | Bank borrowings
Financial instruments [Line Items]
Notional amount	40,000
Current amounts	40,321
Borrowing costs	0
Total	$ 40,321
Banco Estado | Bank borrowings | October 15, 2026
Financial instruments [Line Items]
Effective rate	4.07%
Nominal rate	4.07%
Banco Estado | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	0
Banco Estado | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	40,000
Current amounts	$ 40,321
Banco Itau | Bank borrowings | July 6, 2026
Financial instruments [Line Items]
Effective rate	4.66%
Nominal rate	4.66%
Banco Itau 1 | Bank borrowings
Financial instruments [Line Items]
Notional amount	$ 50,000	20,000
Current amounts	51,120	20,859
Borrowing costs	0	0
Total	51,120	20,859
Banco Itau 1 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	0	20,000
Current amounts	0	20,859
Banco Itau 1 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	50,000	0
Current amounts	51,120	$ 0
Banco Itau 1 | Bank borrowings | March 7, 2025
Financial instruments [Line Items]
Effective rate		6.11%
Nominal rate		6.11%
Banco Itau 2 | Bank borrowings
Financial instruments [Line Items]
Notional amount	50,000	$ 20,000
Current amounts	51,120	20,586
Borrowing costs	0	0
Total	$ 51,120	20,586
Banco Itau 2 | Bank borrowings | July 2, 2026
Financial instruments [Line Items]
Effective rate	4.66%
Nominal rate	4.66%
Banco Itau 2 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0	20,000
Current amounts	0	20,586
Banco Itau 2 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	50,000	0
Current amounts	51,120	$ 0
Banco Itau 2 | Bank borrowings | March 7, 2025
Financial instruments [Line Items]
Effective rate		6.11%
Nominal rate		6.11%
Banco Itau 3 | Bank borrowings
Financial instruments [Line Items]
Notional amount	26,000	$ 10,000
Current amounts	26,490	10,429
Borrowing costs		0
Total	$ 26,490	10,429
Banco Itau 3 | Bank borrowings | January 27, 2026
Financial instruments [Line Items]
Effective rate	4.85%
Nominal rate	4.85%
Banco Itau 3 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0	10,000
Current amounts	0	10,429
Banco Itau 3 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	26,000	0
Current amounts	26,490	$ 0
Banco Itau 3 | Bank borrowings | February 25, 2025
Financial instruments [Line Items]
Effective rate		5.84%
Nominal rate		5.84%
Banco Itau 4 | Bank borrowings
Financial instruments [Line Items]
Notional amount	20,000	$ 40,000
Current amounts	20,736	41,226
Borrowing costs		0
Total	$ 20,736	41,226
Banco Itau 4 | Bank borrowings | July 21, 2026
Financial instruments [Line Items]
Effective rate	4.68%
Nominal rate	4.68%
Banco Itau 4 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0	40,000
Current amounts	0	41,226
Banco Itau 4 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	20,000	0
Current amounts	$ 20,736	$ 0
Banco Itau 4 | Bank borrowings | June 19, 2025
Financial instruments [Line Items]
Effective rate		5.89%
Nominal rate		5.89%
Scotiabank Chile | Bank borrowings | April 21, 2026
Financial instruments [Line Items]
Effective rate	4.72%
Nominal rate	4.72%
Scotiabank Chile | Bank borrowings | March 18, 2026
Financial instruments [Line Items]
Effective rate	4.74%
Nominal rate	4.74%
Scotiabank Chile | Bank borrowings | March 26, 2025
Financial instruments [Line Items]
Effective rate		6.10%
Nominal rate		6.10%
Scotiabank Chile 1 | Bank borrowings
Financial instruments [Line Items]
Notional amount	$ 50,000	$ 25,000
Current amounts	51,567	25,911
Borrowing costs		0
Total	51,567	25,911
Scotiabank Chile 1 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	0	0
Current amounts	0	25,911
Scotiabank Chile 1 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	50,000	25,000
Current amounts	51,567	0
Scotiabank Chile 2 | Bank borrowings
Financial instruments [Line Items]
Notional amount	50,000	50,000
Current amounts	51,843	51,918
Borrowing costs		0
Total	51,843	51,918
Scotiabank Chile 2 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	50,000	0
Current amounts	51,843	0
Scotiabank Chile 2 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0	50,000
Current amounts	$ 0	$ 51,918
Scotiabank Chile 2 | Bank borrowings | May 6, 2025
Financial instruments [Line Items]
Effective rate		6.06%
Nominal rate		6.06%
Banco BCI | Bank borrowings | June 11, 2026
Financial instruments [Line Items]
Effective rate	4.79%
Nominal rate	4.79%
Banco BCI | Bank borrowings | July 21, 2026
Financial instruments [Line Items]
Effective rate	4.58%
Nominal rate	4.58%
Banco BCI 1 | Bank borrowings
Financial instruments [Line Items]
Notional amount	$ 70,000
Current amounts	71,844
Borrowing costs
Total	71,844
Banco BCI 1 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	0
Current amounts	0
Banco BCI 1 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	70,000
Current amounts	71,844
Banco BCI 2 | Bank borrowings
Financial instruments [Line Items]
Notional amount	14,000
Current amounts	14,258
Borrowing costs
Total	14,258
Banco BCI 2 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	0
Current amounts	0
Banco BCI 2 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	14,000
Current amounts	$ 14,258
Bank of Nova Scotia | Bank borrowings
Financial instruments [Line Items]
Notional amount		$ 200,000
Current amounts		200,346
Borrowing costs		(839)
Total		199,507
Bank of Nova Scotia | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount		0
Current amounts		0
Bank of Nova Scotia | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount		200,000
Current amounts		$ 200,346
Bank of Nova Scotia | Bank borrowings | June 20, 2025
Financial instruments [Line Items]
Effective rate		5.93%
Nominal rate		4.28%
Banco Estado 1 | Bank borrowings
Financial instruments [Line Items]
Notional amount		$ 15,000
Current amounts		15,781
Borrowing costs		0
Total		15,781
Banco Estado 1 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount		15,000
Current amounts		15,781
Banco Estado 1 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount		0
Current amounts		$ 0
Banco Estado 1 | Bank borrowings | February 14, 2025
Financial instruments [Line Items]
Effective rate		5.95%
Nominal rate		5.95%
Banco Estado 2 | Bank borrowings
Financial instruments [Line Items]
Notional amount		$ 30,000
Current amounts		30,558
Borrowing costs		0
Total		30,558
Banco Estado 2 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount		0
Current amounts		0
Banco Estado 2 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount		30,000
Current amounts		$ 30,558
Banco Estado 2 | Bank borrowings | August 21, 2025
Financial instruments [Line Items]
Effective rate		5.27%
Nominal rate		5.27%
Banco Estado 3 | Bank borrowings
Financial instruments [Line Items]
Notional amount		$ 80,000
Current amounts		81,287
Borrowing costs		0
Total		81,287
Banco Estado 3 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount		0
Current amounts		0
Banco Estado 3 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount		80,000
Current amounts		$ 81,287
Banco Estado 3 | Bank borrowings | September 2, 2025
Financial instruments [Line Items]
Effective rate		4.95%
Nominal rate		4.95%
Banco BCI | Bank borrowings
Financial instruments [Line Items]
Notional amount		$ 50,000
Current amounts		51,395
Borrowing costs		0
Total		51,395
Banco BCI | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount		0
Current amounts		0
Banco BCI | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount		50,000
Current amounts		$ 51,395
Banco BCI | Bank borrowings | July 10, 2025
Financial instruments [Line Items]
Effective rate		5.77%
Nominal rate		5.77%
Banco Itau 5 | Bank borrowings
Financial instruments [Line Items]
Notional amount		$ 30,000
Current amounts		30,928
Borrowing costs		0
Total		30,928
Banco Itau 5 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount		0
Current amounts		0
Banco Itau 5 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount		30,000
Current amounts		$ 30,928
Banco Itau 5 | Bank borrowings | February 7, 2025
Financial instruments [Line Items]
Effective rate		5.89%
Nominal rate		5.89%
Banco Estado 4 | Bank borrowings
Financial instruments [Line Items]
Notional amount		$ 30,000
Current amounts		30,605
Borrowing costs		0
Total		30,605
Banco Estado 4 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount		0
Current amounts		0
Banco Estado 4 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount		30,000
Current amounts		$ 30,605
Banco Estado 4 | Bank borrowings | July 11, 2025
Financial instruments [Line Items]
Effective rate		5.53%
Nominal rate		5.53%
Banco Estado 5 | Bank borrowings
Financial instruments [Line Items]
Notional amount		$ 50,000
Current amounts		51,275
Borrowing costs		0
Total		51,275
Banco Estado 5 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount		0
Current amounts		0
Banco Estado 5 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount		50,000
Current amounts		$ 51,275
Banco Estado 5 | Bank borrowings | August 8, 2025
Financial instruments [Line Items]
Effective rate		5.22%
Nominal rate		5.22%
Banco Itau 6 | Bank borrowings
Financial instruments [Line Items]
Notional amount		$ 20,000
Current amounts		20,664
Borrowing costs		0
Total		20,664
Banco Itau 6 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount		20,000
Current amounts		20,664
Banco Itau 6 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount		0
Current amounts		$ 0
Banco Itau 6 | Bank borrowings | February 17, 2025
Financial instruments [Line Items]
Effective rate		5.86%
Nominal rate		5.86%
Scotiabank Chile 3 | Bank borrowings
Financial instruments [Line Items]
Notional amount		$ 50,000
Current amounts		51,822
Borrowing costs		0
Total		51,822
Scotiabank Chile 3 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount		50,000
Current amounts		51,822
Scotiabank Chile 3 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount		0
Current amounts		$ 0
Scotiabank Chile 3 | Bank borrowings | March 26, 2025
Financial instruments [Line Items]
Effective rate		6.10%
Nominal rate		6.10%
Banco de Chile 1 | Bank borrowings
Financial instruments [Line Items]
Notional amount		$ 40,000
Current amounts		40,825
Borrowing costs		0
Total		40,825
Banco de Chile 1 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount		0
Current amounts		0
Banco de Chile 1 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount		40,000
Current amounts		$ 40,825
Banco de Chile 1 | Bank borrowings | August 8, 2025
Financial instruments [Line Items]
Effective rate		5.34%
Nominal rate		5.34%
Banco de Chile 2 | Bank borrowings
Financial instruments [Line Items]
Notional amount		$ 70,000
Current amounts		72,214
Borrowing costs		0
Total		72,214
Banco de Chile 2 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount		0
Current amounts		0
Banco de Chile 2 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount		70,000
Current amounts		$ 72,214
Banco de Chile 2 | Bank borrowings | June 16, 2025
Financial instruments [Line Items]
Effective rate		5.90%
Nominal rate		5.90%